Fair Value Measurements - Summary of change in fair value of preferred stock warrant liability (Detail) - Series C Preferred Stock Warrant Liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance	$ 433
Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)
Fair value, Ending Balance	$ 0